Material Accounting Policies (Details) - Schedule of Details of Company's Associate	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Associates [Member]
Schedule of Details of Company's Associate [Line Items]
Name of associate	New Pacific Metals Corp. (“NUAG”)
Principal activity	Mining
Country of incorporation	Canada
Proportion of ownership interest held	27.40%	28.20%
Associates One [Member]
Schedule of Details of Company's Associate [Line Items]
Name of associate	Tincorp Metals Inc. (“TIN”, formerly Whitehorse Gold Corp.)
Principal activity	Mining
Country of incorporation	Canada
Proportion of ownership interest held	29.70%	29.30%